1
Bancroft Fund Ltd.
Schedule of Investments — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 90.7%
Airlines  — 2.7%
$ 1,465,000 JetBlue Airways Corp.,
0.500%, 04/01/26 ............... $ 1,210,462
2,360,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 2,714,590
3,925,052
Automotive: Parts and Accessories  — 0.8%
1,000,000 Rivian Automotive Inc.,
4.625%, 03/15/29(a) ............. 1,098,688
Business Services  — 5.2%
3,000,000 2U Inc.,
2.250%, 05/01/25 ............... 1,977,000
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,406,959
2,500,000 Perficient Inc.,
0.125%, 11/15/26 ............... 2,062,719
2,000,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,182,000
7,628,678
Communications Equipment  — 5.6%
3,000,000 InterDigital Inc.,
3.500%, 06/01/27 ............... 4,059,258
2,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,956,447
Lumentum Holdings Inc.
2,000,000 0.500%, 12/15/26 ............... 1,774,752
395,000 1.500%, 12/15/29(a) ............. 410,405
8,200,862
Computer Software and Services  — 15.4%
2,000,000 3D Systems Corp.,
Zero Coupon, 11/15/26 ........... 1,521,250
1,700,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,650,258
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,374,239
1,915,000 Edgio Inc.,
3.500%, 08/01/25 ............... 1,621,598
2,605,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 2,407,997
1,750,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 1,579,329
2,250,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,406,657
3,090,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 3,399,000
1,805,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,814,025
Principal
Amount
Market
Value
$ 3,156,000 Veritone Inc.,
1.750%, 11/15/26 ............... $ 2,066,976
1,150,000 Workiva Inc.,
1.125%, 08/15/26 ............... 1,621,320
22,462,649
Consumer Products  — 0.8%
1,150,000 Post Holdings Inc.,
2.500%, 08/15/27(a) ............. 1,165,180
Consumer Services  — 4.9%
Marriott Vacations Worldwide Corp.
700,000 Zero Coupon, 01/15/26 ........... 652,050
1,350,000 3.250%, 12/15/27(a) ............. 1,281,150
NCL Corp. Ltd.
660,000 5.375%, 08/01/25 ............... 907,500
623,000 1.125%, 02/15/27 ............... 577,247
600,000 Royal Caribbean Cruises Ltd.,
6.000%, 08/15/25(a) ............. 1,321,800
2,530,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,431,917
7,171,664
Diversified Industrial  — 0.9%
450,000 Chart Industries Inc.,
1.000%, 11/15/24 ............... 1,235,925
Energy and Utilities  — 14.5%
1,500,000 Alliant Energy Corp.,
3.875%, 03/15/26(a) ............. 1,497,000
2,938,000 Array Technologies Inc.,
1.000%, 12/01/28 ............... 3,368,417
700,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ............. 798,992
2,000,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ............. 1,977,000
2,000,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ............. 1,958,000
850,000 Nabors Industries Inc.,
1.750%, 06/15/29(a) ............. 640,475
1,750,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ............. 1,575,866
2,000,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29(a) ............. 2,240,443
1,250,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,355,625
900,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ............. 864,000
1,500,000 Stem Inc.,
4.250%, 04/01/30(a) ............. 1,508,250
1,900,000 Sunnova Energy International Inc.,
2.625%, 02/15/28(a) ............. 1,560,169

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities (Continued)
$ 1,800,000 The Southern Co.,
3.875%, 12/15/25(a) ............. $ 1,804,500
21,148,737
Entertainment  — 4.5%
DISH Network Corp.
2,500,000 Zero Coupon, 12/15/25 ........... 1,334,500
2,000,000 3.375%, 08/15/26 ............... 1,025,000
1,810,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 1,046,327
1,815,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27(a) ............. 1,958,385
1,050,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ............. 1,159,725
6,523,937
Financial Services  — 5.1%
1,500,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ............. 1,541,582
900,000 Envestnet Inc.,
2.625%, 12/01/27(a) ............. 948,600
2,000,000 HCI Group Inc.,
4.750%, 06/01/42 ............... 1,977,000
1,800,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 1,404,000
2,000,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,554,000
7,425,182
Food and Beverage  — 1.5%
500,000 Freshpet Inc.,
3.000%, 04/01/28(a) ............. 591,625
1,500,000 The Chefs' Warehouse Inc.,
2.375%, 12/15/28(a) ............. 1,581,099
2,172,724
Health Care  — 11.6%
2,165,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 1,347,713
2,125,000 CONMED Corp.,
2.250%, 06/15/27 ............... 2,382,125
Cutera Inc.
1,000,000 2.250%, 03/15/26 ............... 843,660
1,750,000 2.250%, 06/01/28 ............... 1,096,094
1,040,000 4.000%, 06/01/29(a) ............. 657,280
Exact Sciences Corp.
1,000,000 0.375%, 03/01/28 ............... 1,028,176
1,000,000 2.000%, 03/01/30(a) ............. 1,385,500
2,200,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28(a) ............. 2,013,000
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 2,067,750
Principal
Amount
Market
Value
$ 235,000 Integer Holdings Corp.,
2.125%, 02/15/28(a) ............. $ 278,005
940,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28 ........... 0
2,270,000 PetIQ Inc.,
4.000%, 06/01/26 ............... 2,102,531
1,500,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ............. 1,714,547
16,916,381
Materials  — 0.1%
312,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 130,666
Real Estate Investment Trusts  — 3.7%
1,500,000 Arbor Realty Trust Inc.,
7.500%, 08/01/25(a) ............. 1,501,500
350,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... 322,669
1,500,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 1,273,687
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27 ............... 846,250
1,710,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,461,086
5,405,192
Security Software  — 3.7%
1,495,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 842,881
3,090,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 2,738,513
1,475,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 1,726,487
5,307,881
Semiconductors  — 7.3%
2,500,000 Impinj Inc.,
1.125%, 05/15/27 ............... 2,715,636
1,500,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ............. 1,998,000
1,050,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ............. 1,191,057
2,500,000 Semtech Corp.,
1.625%, 11/01/27(a) ............. 2,338,750
3,125,000 Wolfspeed Inc.,
1.875%, 12/01/29(a) ............. 2,425,000
10,668,443
Telecommunications  — 2.4%
2,020,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,928,978
Infinera Corp.
1,250,000 2.500%, 03/01/27 ............... 1,161,894

Bancroft Fund Ltd.
Schedule of Investments (Continued) — June 30, 2023 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications (Continued)
$ 325,000 3.750%, 08/01/28(a) ............. $ 325,487
3,416,359
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 132,004,200
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.5%
Business Services  — 0.0%
809,253 Amerivon Holdings LLC,
4.000%(b) .................... 0
272,728 Amerivon Holdings LLC, common equity
units
(b) .......................... 3
3
Health Care  — 0.5%
28,911 Invacare Holdings Corp., Ser. A,
9.000% ...................... 722,780
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 722,783
MANDATORY CONVERTIBLE SECURITIES(c)  — 4.4%
Diversified Industrial  — 1.7%
38,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 ............... 2,475,320
Energy and Utilities  — 1.8%
NextEra Energy Inc.
24,860 6.219%, 09/01/23 ............... 1,218,886
30,000 6.926%, 09/01/25 ............... 1,358,700
2,577,586
Financial Services  — 0.9%
32,000 New York Community Capital Trust V,
6.000%, 11/01/51 ............... 1,294,400
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 6,347,306
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
12,938 Invacare Holdings Corp.† ............ 0
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 4.4%
$ 6,480,000 U.S. Treasury Bills,
5.148% to 5.313%††, 08/31/23 to
09/14/23 ...................... $ 6,414,061
TOTAL INVESTMENTS — 100.0% ....
(Cost $150,629,965) ............. $ 145,488,350
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.